Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.31%
Communication services: 1.00%
Interactive media & services: 1.00%
Bumble Incorporated Class A	390,528	$ 8,220,614
Consumer discretionary: 12.82%
Auto components: 1.10%
Dana Incorporated	599,803	9,075,019
Diversified consumer services: 1.29%
Service Corporation International	152,936	10,573,995
Hotels, restaurants & leisure: 1.25%
Planet Fitness Incorporated Class A †	129,938	10,239,114
Household durables: 1.06%
Mohawk Industries Incorporated †	84,842	8,672,549
Internet & direct marketing retail: 1.18%
Revolve Group Incorporated †«	436,872	9,724,771
Specialty retail: 5.49%
Burlington Stores Incorporated †	93,408	18,939,406
Leslie's Incorporated †	861,016	10,513,005
National Vision Holdings Incorporated	258,694	10,026,979
Tractor Supply Company	25,180	5,664,745
		45,144,135
Textiles, apparel & luxury goods: 1.45%
Deckers Outdoor Corporation †	29,813	11,900,157
Consumer staples: 2.77%
Food products: 1.23%
Nomad Foods Limited †	587,786	10,133,431
Household products: 1.27%
Church & Dwight Company Incorporated	129,709	10,455,842
Personal products: 0.27%
The Honest Company Incorporated †	724,702	2,181,353
Financials: 10.70%
Banks: 2.40%
Pinnacle Financial Partners Incorporated	112,418	8,251,481
Webster Financial Corporation	241,705	11,442,315
		19,693,796
Capital markets: 1.98%
Cboe Global Markets Incorporated	81,641	10,243,496
Raymond James Financial Incorporated	56,286	6,014,159
		16,257,655
Insurance: 5.16%
Arch Capital Group Limited †	248,586	15,606,229
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Axis Capital Holdings Limited	250,934	$ 13,593,095
Reinsurance Group of America Incorporated	93,093	13,227,584
		42,426,908
Thrifts & mortgage finance: 1.16%
Essent Group Limited	245,466	9,543,718
Health care: 11.91%
Biotechnology: 0.20%
Sage Therapeutics Incorporated	41,980	1,601,117
Health care equipment & supplies: 4.97%
Haemonetics Corporation	170,586	13,416,589
Integer Holdings Corporation †	172,120	11,783,335
LivaNova plc †	223,484	12,412,301
ViewRay Incorporated	722,164	3,235,295
		40,847,520
Health care providers & services: 2.88%
HealthEquity Incorporated †	218,902	13,493,119
Humana Incorporated	19,869	10,176,703
		23,669,822
Health care technology: 0.37%
Schrodinger Incorporated †	164,473	3,074,000
Life sciences tools & services: 3.49%
Azenta Incorporated †	178,093	10,368,574
Bio-Rad Laboratories Incorporated Class A †	33,742	14,188,174
Codexis Incorporated †	347,243	1,618,152
Sotera Health Company †	297,551	2,478,600
		28,653,500
Industrials: 23.75%
Aerospace & defense: 2.36%
MTU Aero Engines AG	89,582	19,389,566
Building products: 8.30%
Armstrong World Industries Incorporated	161,546	11,080,440
Carlisle Companies Incorporated	83,589	19,697,748
Masonite International Corporation †	213,014	17,171,059
Tecnoglass Incorporated	238,645	7,343,107
The AZEK Company Incorporated †	635,387	12,911,064
		68,203,418
Commercial services & supplies: 3.63%
IAA Incorporated †	270,117	10,804,680
Republic Services Incorporated	64,627	8,336,237
Stericycle Incorporated †	213,751	10,664,037
		29,804,954
Construction & engineering: 1.33%
APi Group Corporation †	581,060	10,929,739
See accompanying notes to portfolio of investments

2  |  Allspring Common Stock Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Electrical equipment: 2.75%
Atkore Incorporated †	199,234	$ 22,597,120
Machinery: 1.12%
Ingersoll Rand Incorporated	176,246	9,208,854
Professional services: 1.05%
Dun & Bradstreet Holdings Incorporated	701,741	8,603,345
Trading companies & distributors: 3.21%
Air Lease Corporation	290,299	11,153,288
United Rentals Incorporated †	42,769	15,200,958
		26,354,246
Information technology: 18.26%
Electronic equipment, instruments & components: 1.60%
Teledyne Technologies Incorporated †	32,896	13,155,439
IT services: 2.21%
Genpact Limited	205,569	9,521,956
Okta Incorporated †	127,040	8,680,643
		18,202,599
Semiconductors & semiconductor equipment: 2.70%
Marvell Technology Incorporated	291,758	10,806,716
ON Semiconductor Corporation †	182,347	11,372,985
		22,179,701
Software: 11.75%
8x8 Incorporated	530,954	2,293,721
Black Knight Incorporated †	197,645	12,204,579
Fair Isaac Corporation †	16,565	9,915,478
Instructure Holdings Incorporated «	415,757	9,745,344
New Relic Incorporated †	178,545	10,078,865
Pagerduty Incorporated †	550,324	14,616,605
Q2 Holdings Incorporated †	238,681	6,413,358
Qualtrics International Incorporated Class A †	1,115,470	11,578,579
Riskified Limited Class A	421,558	1,947,598
SPS Commerce Incorporated †	70,706	9,080,772
WalkMe Limited «	772,137	8,632,492
		96,507,391
Materials: 7.70%
Chemicals: 4.76%
Ashland Global Holdings Incorporated	151,016	16,238,750
Quaker Chemical Corporation	65,083	10,862,353
Westlake Chemical Corporation	117,562	12,054,807
		39,155,910
Containers & packaging: 1.18%
Crown Holdings Incorporated	117,577	9,666,005
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Metals & mining: 1.76%
Reliance Steel & Aluminum Company	31,992	$ 6,476,460
Steel Dynamics Incorporated	81,401	7,952,878
		14,429,338
Real estate: 9.40%
Equity REITs: 9.40%
American Homes 4 Rent Class A	357,180	10,765,405
Apartment Income REIT Corporation	282,093	9,678,611
Life Storage Incorporated	102,555	10,101,668
SBA Communications Corporation	38,571	10,811,837
Sun Communities Incorporated	121,866	17,426,838
Terreno Realty Corporation	196,096	11,151,980
VICI Properties Incorporated	224,028	7,258,507
		77,194,846
Total Common stocks (Cost $702,047,766)		807,671,487

Investment companies: 1.41%
Exchange-traded funds: 1.41%
SPDR S&P Biotech ETF	139,157	11,550,031
Total Investment companies (Cost $9,444,479)		11,550,031

		Yield
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	3,396,771	3,396,771
Securities Lending Cash Investments LLC ♠∩∞		4.36	8,364,944	8,364,944
Total Short-term investments (Cost $11,761,637)				11,761,715
Total investments in securities (Cost $723,253,882)	101.15%			830,983,233
Other assets and liabilities, net	(1.15)			(9,441,255)
Total net assets	100.00%			$821,541,978

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Common Stock Fund

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,844,758	$37,642,423	$(46,090,410)	$ 0	$ 0	$ 3,396,771	3,396,771	$ 77,050
Securities Lending Cash Investments LLC	30,992,000	60,950,104	(83,576,979)	(259)	78	8,364,944	8,364,944	416,506#
				$(259)	$78	$11,761,715		$493,556

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Common Stock Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

6  |  Allspring Common Stock Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,220,614	$0	$0	$8,220,614
Consumer discretionary	105,329,740	0	0	105,329,740
Consumer staples	22,770,626	0	0	22,770,626
Financials	87,922,077	0	0	87,922,077
Health care	97,845,959	0	0	97,845,959
Industrials	195,091,242	0	0	195,091,242
Information technology	150,045,130	0	0	150,045,130
Materials	63,251,253	0	0	63,251,253
Real estate	77,194,846	0	0	77,194,846
Investment companies	11,550,031	0	0	11,550,031
Short-term investments
Investment companies	11,761,715	0	0	11,761,715
Total assets	$830,983,233	$0	$0	$830,983,233
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Common Stock Fund  |  7